Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.5%
Education — 13.7%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$414,961
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	4,928,202 (a)(b)
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	513,711
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,200,686 (c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,192,334 (c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	714,685 (c)
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	700,000	717,455 (c)
Total Education				9,682,034
Health Care — 5.5%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	694,520
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	243,155
California Statewide CDA Revenue:
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,751,017 (a)(b)
Los Angeles Jewish Home for the Aging, Refunding, CMI	5.000%	11/15/30	1,100,000	1,209,633
Total Health Care				3,898,325
Housing — 1.6%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,125,000	1,112,577
Industrial Revenue — 30.6%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, Refunding	4.000%	6/1/34	300,000	293,052
Series A, Refunding	4.000%	6/1/35	235,000	227,964
Series A, Refunding	4.000%	6/1/36	275,000	264,277
Series A, Refunding	4.000%	6/1/37	275,000	260,138
Series A, Refunding	4.000%	6/1/38	275,000	256,681
Series A, Refunding	4.000%	6/1/39	750,000	694,360
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	1,350,000	1,395,932 (a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,518,971 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	800,000	835,517 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,160,758 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	2,500,000	2,511,999 (a)(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	1,990,251 (d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,100,000	1,050,865
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	3,750,000	3,973,280
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	2,500,000	2,667,152 (a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	615,805 (d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	1,000,000	1,020,649
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	$990,000	$914,041
Total Industrial Revenue				21,651,692
Leasing — 2.2%
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	250,000	257,024
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	297,289
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	389,651
Tahoe-Truckee, CA, USD, COP, School Financing Project, BAM	4.000%	6/1/37	610,000	608,622
Total Leasing				1,552,586
Local General Obligation — 1.7%
Rincon Valley, CA, Union School District, Sonomo County, GO, Series A	4.000%	8/1/49	1,375,000	1,207,939
Other — 3.2%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,272,374 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,012,553 (d)
Total Other				2,284,927
Power — 4.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	493,125 *(e)
Series A	5.050%	7/1/42	70,000	46,025 *(e)
Series DDD, Refunding	—	7/1/21	275,000	180,125 *(f)
Series TT	5.000%	7/1/37	450,000	295,875 *(e)
Series XX	5.250%	7/1/40	190,000	124,925 *(e)
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/49	2,000,000	2,059,597
Total Power				3,199,672
Special Tax Obligation — 5.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	322,000	303,270
Restructured, Series A-1	4.550%	7/1/40	50,000	47,719
Restructured, Series A-2	4.329%	7/1/40	80,000	74,195
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	1,908,747
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	264,089
Community Facilities District No 2023-1	5.500%	9/1/43	400,000	409,136
Community Facilities District No 2023-1	4.500%	9/1/44	1,000,000	913,730
Total Special Tax Obligation				3,920,886
State General Obligation — 1.0%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,469
Restructured, Series A-1	5.625%	7/1/27	10,372	10,727
Restructured, Series A-1	5.625%	7/1/29	10,203	10,874
Restructured, Series A-1	5.750%	7/1/31	9,910	10,875
Restructured, Series A-1	4.000%	7/1/33	9,398	9,195
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/35	$163,447	$156,725
Restructured, Series A-1	4.000%	7/1/37	435,000	404,052
Restructured, Series A-1	4.000%	7/1/41	74,857	65,178
Restructured, Series A-1	4.000%	7/1/46	10,251	8,472
Subseries CW	0.000%	11/1/43	38,780	24,383 (b)
Total State General Obligation				708,950
Transportation — 17.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,741,896
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	500,000	454,677
Los Angeles, CA, Harbor Department Revenue:
Series A-2, Refunding	5.000%	8/1/36	500,000	544,931 (d)
Series A-2, Refunding	5.000%	8/1/37	500,000	539,180 (d)
Series A-2, Refunding	5.000%	8/1/38	300,000	319,427 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,100,000	2,193,073 (d)
Series E, Refunding	5.000%	5/1/35	3,600,000	3,716,254 (d)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	906,783
Refunding	5.000%	3/1/36	975,000	989,160
Total Transportation				12,405,381
Water & Sewer — 8.3%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	750,000	777,608 (c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,011,098 (c)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	467,742 (c)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Subseries C, Refunding	4.000%	11/1/40	1,500,000	1,463,527
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,107,965
Total Water & Sewer				5,827,940

Total Municipal Bonds (Cost — $69,305,205)				67,452,909
Municipal Bonds Deposited in Tender Option Bond Trust(g) — 7.9%
Leasing — 7.9%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $6,029,601)	5.000%	12/1/49	5,500,000	5,618,099

Total Investments before Short-Term Investments (Cost — $75,334,806)				73,071,008
Short-Term Investments — 0.9%
Municipal Bonds — 0.9%
Education — 0.7%
Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	3.450%	5/15/48	500,000	500,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Intermediate Maturity California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Transportation — 0.2%
San Francisco, CA, City & County Airport Commission of International Airport Revenue, Second Series B, LOC - Barclays Bank PLC	1.500%	5/1/58	$100,000	$100,000 (h)(i)

Total Short-Term Investments (Cost — $600,000)				600,000
Total Investments — 104.3% (Cost — $75,934,806)				73,671,008
TOB Floating Rate Notes — (5.2)%				(3,665,000)
Other Assets in Excess of Other Liabilities — 0.9%				639,221
Total Net Assets — 100.0%				$70,645,229

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of August 31, 2025.
(f)	The maturity principal is currently in default as of August 31, 2025.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
GO	—	General Obligation
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
PFA	—	Public Facilities Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$67,452,909	—	$67,452,909
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,618,099	—	5,618,099
Total Long-Term Investments	—	73,071,008	—	73,071,008
Short-Term Investments†	—	600,000	—	600,000
Total Investments	—	$73,671,008	—	$73,671,008

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Intermediate Maturity California Municipals Fund 2025 Quarterly Report